Shareholders Equity (Details Narrative)		1 Months Ended		12 Months Ended
	Oct. 05, 2023 ARS ($) $ / shares shares	Mar. 05, 2021 $ / shares shares	Feb. 17, 2021 $ / shares	Jun. 30, 2024 ARS ($) shares	May 02, 2024 ARS ($)	Jan. 18, 2024 shares	Oct. 04, 2023 ARS ($)	May 10, 2023 $ / shares	Apr. 27, 2023 ARS ($) shares	Nov. 11, 2022 ARS ($) $ / shares	Oct. 28, 2022 ARS ($)	Sep. 21, 2022 shares	Jul. 22, 2022 $ / shares	Jul. 22, 2022 ARS ($)	Jun. 30, 2021 $ / shares	Feb. 17, 2021 ARS ($) shares	Jun. 30, 2020	Jun. 30, 2018 ARS ($)
Statement [Line Items]
Reserve | $																		$ 993,000,000
Dividend payable in cash | $	$ 22,000,000,000				$ 30,000,000,000				$ 21,900,000,000		$ 3,100,000,000
Share premium percentage											0.96%
Dividend in kind	22,090,627
Nominal value | $ / shares	$ 10
Conversion description	each share of nominal value ARS 1 corresponded to 0.90780451408 shares of nominal value ARS 10
Share value | $							$ 644,750,000
Special reserve | $				$ 131,647
Treasury shares distributed to the shareholders									13,000,000
Profit of legal reserve, percentage																	5.00%
Total capital of legal reserve, percentage																	20.00%
Treasury Shares [Member]
Statement [Line Items]
Ordinary share capital										10.00%				10.00%
Common shares acquisition value | $										$ 4,000,000,000				$ 1,000,000,000
Common shares acquisition price per share | (per share)								$ 425		$ 6.50			$ 7.00
Common shares acquired						13,474,104						5,676,603
Common shares acquisition percentage rate						99.94%						99.00%
Share capital percentage												0.96%
Average volume										25.00%				25.00%
Buyback shares						4,000,000,000
Ordinary share [Member]
Statement [Line Items]
Ordinary share | $																$ 1,000,000
Common shares, per share | $ / shares															$ 1
Public offering shares																90,000,000
Common shares issued		90,000,000														90,000,000
Pre-emptive right amount, new shares		87,264,898
Shares offered percentage		97.00%
American depositary shares | $ / shares			$ 4.72
Subscription price per shares | $ / shares			$ 0.472
Right to accrue additional new shares		26,017,220
Shares were issued, new		2,735,102
Exercise acquire new shares		90,000,000
Exercise price per shares | $ / shares		$ 0.566
Maturity of shares		5 years
Funds recieved of shares | $				7,612,000,000
Issuance expenses | $				$ 107,000,000
Increasing capital stock shares				592,000,000